Filed Pursuant to Rule 497(e)

Registration No. 033-06790

THE GAMCO WESTWOOD FUNDS (the “Trust”)

GAMCO Westwood Equity Fund (“Equity Fund”) and GAMCO Westwood Balanced Fund (“Balanced Fund”)

Supplement dated March 9, 2012, to the Trust’s Statutory Prospectuses,

dated January 27, 2012, as supplemented.

Effective immediately, Susan M. Byrne will no longer serve as a Portfolio Manager of the Equity Fund and the Balanced Fund and Todd L. Williams will be added as a Portfolio Manager of the Equity Fund and the Balanced Fund. The Equity Fund and the Balanced Fund will continue to be co-managed by Mark R. Freeman, CFA, Lisa Dong, CFA, Jay K. Singhania, CFA and Scott D. Lawson, CFA.

To reflect these changes, please note the following:

The sub-section “Management—The Portfolio Managers” in the “Summary of the Funds—Equity Fund” section of the Prospectus is replaced in its entirety with the following:

Mr. Mark R. Freeman, CFA, Executive Vice President and Chief Investment Officer of the Sub-Adviser, has managed the Fund since 2012. Mr. Jay K. Singhania, CFA, Senior Vice President, has managed the Fund since 2012. Mr. Todd L. Williams, CFA, Senior Vice President, has managed the Fund since 2012. Mr. Scott D. Lawson, CFA, Vice President and Senior Research Analyst, has managed the Fund since 2012. Ms. Lisa Dong, CFA, Senior Vice President and Product Director, has managed the Fund since 2012.

The sub-section “Management—The Portfolio Managers” in the “Summary of the Funds—Balanced Fund” section of the Prospectus is replaced in its entirety with the following:

Mr. Mark R. Freeman, CFA, Executive Vice President and Chief Investment Officer of the Sub-Adviser, has managed the Fund since 2012. Mr. Jay K. Singhania, CFA, Senior Vice President, has managed the Fund since 2012. Mr. Todd L. Williams, CFA, Senior Vice President, has managed the Fund since 2012. Mr. Scott D. Lawson, CFA, Vice President and Senior Research Analyst, has managed the Fund since 2012. Ms. Lisa Dong, CFA, Senior Vice President and Product Director, has managed the Fund since 2012.

The first paragraph of the section “Management of the Funds—The Portfolio Managers” of the Prospectus, is replaced in its entirety with the following:

The Portfolio Managers. The members of the Equity & Balanced Fund portfolio management team include Mark R. Freeman, CFA, Jay K. Singhania, CFA, Todd L. Williams, CFA, Lisa Dong, CFA, and Scott D. Lawson, CFA.

The second paragraph of the section “Management of the Funds—The Portfolio Managers” of the Prospectus, is deleted.

The following is added after the fourth paragraph of the section “Management of the Funds—The Portfolio Managers”:

Mr. Todd L. Williams , CFA has served as Senior Vice President for the Sub-Adviser since 2012. Prior to this appointment, he served as Vice President of the Sub-Adviser from 2005 until 2012, as Assistant Vice President and Research Analyst from July 2003 to July 2005, and as Research Analyst from November 2002 to July 2003. Mr. Williams has served on the portfolio team for the Equity Fund and Balanced Fund since April 2008. He has served as Portfolio Manager of the Equity Fund and Balanced Fund since 2012. He has authority to direct trading activity on the Equity Fund and Balanced Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE